Share-Based Compensation - Additional Information (Detail) ¥ in Thousands					12 Months Ended			40 Months Ended
	Jul. 05, 2023 shares	Oct. 05, 2022 CNY (¥) shares	Jul. 05, 2022 shares	Sep. 10, 2021 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Oct. 05, 2022 $ / shares	Dec. 31, 2021 shares	Jan. 20, 2017 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses, tax benefit | ¥					¥ 0	¥ 0	¥ 0
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001			$ 0.0001
Share-Based Payment Arrangement, Expense | ¥					5,879	26,123	71,815
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	739,208		739,207
Share-Based Payment Arrangement, Expense | ¥					0	9,865	33,105
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | ¥					¥ 5,879	¥ 16,258	¥ 38,710
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued				11,258,693
Shares granted under the 2021 plan								4,378,011
Unamortized stock-based compensation expense | ¥									¥ 997
Unamortized stock-based compensation expense, recognition period					3 months 3 days
2021 Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted under the 2021 plan				1,478,415
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Share awards vested						739,208	739,207
RSUs expected to vest in 2025							739,208			0		1,478,415
2021 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				739,207
2021 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				739,208
2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted under the 2021 plan		1,421,181
Ordinary shares, par value (in dollars per share) | $ / shares											$ 0.0001
Shares vested value | ¥		¥ 33,600
Share awards vested		745,164			234,005	234,005	745,164
RSUs expected to vest in 2025							676,017		208,007	442,012		1,421,181